UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                     8/13/04
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   1,256,095

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-04

                                TITLE OF                    VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER               CLASS         CUSIP       (x$1000)  PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED   NONE
------------------------------  --------  ---------------  --------  -------   --- ----  -------  --------  -------- ------ -------
3M Company                      COM          88579y101         513      5700   SH          Sole                5700
Abbott Laboratories             COM          002824100       13122    321941   SH          Sole              321941
Adaptec Inc.                    COM          00651F108       28202   3333607   SH          Sole             2858607          475000
American Express Co.            COM          025816109       17974    349831   SH          Sole              349831
American International Group I  COM          026874107       41775    586074   SH          Sole              483074          103000
American Power Conversion       COM          029066107       42792   2177715   SH          Sole             1822715          355000
Ametek, Inc.                    COM          031100100         247      8000   SH          Sole                8000
Amgen                           COM          031162100        7945    145592   SH          Sole              145592
BP PLC - ADR                    COM          055622104         236      4411   SH          Sole                4411
Bank One Corporation            COM          06423a103         224      4387   SH          Sole                4387
Bank of America Corp.           COM          060505104       37765    446287   SH          Sole              361287           85000
Bank of New York                COM          064057102       28244    958067   SH          Sole              746067          212000
Baxter Int'l Inc.               COM          071813109       54328   1574277   SH          Sole             1322277          252000
Becton, Dickinson & Co.         COM          075887109         236      4550   SH          Sole                4550
Bellsouth Corp.                 COM          079860102         219      8369   SH          Sole                8369
Belvedere Resources, Ltd.       COM          080903107           7     10000   SH          Sole               10000
Biomet                          COM          090613100         700     15750   SH          Sole               15750
Boston Scientific               COM          101137107        1909     44600   SH          Sole               44600
Bristol-Myers                   COM          110122108       32070   1308985   SH          Sole             1088985          220000
CVS Corp.                       COM          126650100       41949    998304   SH          Sole              818904          179400
Chevron Texaco Corp.            COM          166764100         319      3385   SH          Sole                3385
Chubb Corp.                     COM          171232101         253      3714   SH          Sole                3714
Cigna High Income SHRS          COM          12551d109          26     10000   SH          Sole               10000
Cisco Systems Inc               COM          17275R102         208      8783   SH          Sole                8783
Citigroup                       COM          172967101       38277    823160   SH          Sole              666160          157000
Coca Cola                       COM          191216100        1223     24236   SH          Sole               24236
Comcast Corp. - Special Class   COM          20030N200       12531    453849   SH          Sole              374849           79000
Comerica Inc.                   COM          200340107       10334    188296   SH          Sole              188296
Enviornmental Energy Service    COM          29406q101           0     10000   SH          Sole               10000
Exxon Mobil Corporation         COM          30231g102        1731     38975   SH          Sole               38975
Federal Natl. Mortgage Assn.    COM          313586109        6857     96090   SH          Sole               81090           15000
First Place Financial Corp.     COM          33610t109         480     25825   SH          Sole               25825
Freddie Mac                     COM          313400301       14530    229543   SH          Sole              164543           65000
Gap Inc.                        COM          364760108       42434   1749844   SH          Sole             1429844          320000
General Electric Co.            COM          369604103       46905   1447695   SH          Sole             1195695          252000
General Mills                   COM          370334104       23090    485800   SH          Sole              357100          128700
Guidant Corp.                   COM          401698105       42198    755157   SH          Sole              656157           99000
Hospira Inc.                    COM          441060100        1059     38352   SH          Sole               38352
Intel Corporation               COM          458140100       36473   1321501   SH          Sole             1056501          265000
International Business Machine  COM          459200101         774      8782   SH          Sole                8782
Interpublic Group               COM          460690100       10615    773150   SH          Sole              570150          203000
J. P. Morgan Chase & Co.        COM          46625H100       27104    699093   SH          Sole              554993          144100
Johnson & Johnson               COM          478160104        1090     19569   SH          Sole               19569
Liberty Media Corp - A          COM          530718105       13911   1547370   SH          Sole             1175139          372231
Lucent Technologies             COM          549463107        5009   1325217   SH          Sole             1325217
Manpower Inc.                   COM          56418H100        3508     69100   SH          Sole               69100
Marsh & McLennan Cos Inc        COM          571748102       14232    313620   SH          Sole              221620           92000
Mattel Inc.                     COM          577081102        2564    140485   SH          Sole               41085           99400
Medimmune Inc                   COM          584699102       49475   2115230   SH          Sole             1780230          335000
Merck & Co., Inc.               COM          589331107       46035    969156   SH          Sole              820156          149000
Merrill Lynch & Co.             COM          590188108       35626    659983   SH          Sole              543983          116000
Microsoft Corporation           COM          594918104       40245   1409127   SH          Sole             1154327          254800
Morgan Stanley                  COM          617446448       42031    796503   SH          Sole              653503          143000
Nokia Corp.                     COM          654902204       32536   2237708   SH          Sole             1867708          370000
Novellus Systems                COM          670008101       40279   1281132   SH          Sole             1036832          244300
Office Depot Inc.               COM          676220106       31447   1755850   SH          Sole             1517450          238400
Pfizer, Inc.                    COM          717081103       58267   1699742   SH          Sole             1474742          225000
Royal Dutch Petr.               COM          780257804         311      6015   SH          Sole                6015
Sky Financial Group Inc.        COM          83080p103         326     13191   SH          Sole               13191
Symbol Technologies, Inc.       COM          871508107       43650   2961351   SH          Sole             2456351          505000
Tidewater Inc.                  COM          886423102       25475    854875   SH          Sole              678875          176000
Time Warner Inc                 COM          887317105         417     23721   SH          Sole               23721
Verizon Communications          COM          92343v104         534     14768   SH          Sole               14768
Vishay Intertechnology          COM          928298108       21124   1136942   SH          Sole              951942          185000
Wachovia Corp.                  COM          929903102         683     15355   SH          Sole               15355
Wal-Mart Stores, Inc.           COM          931142103         532     10075   SH          Sole               10075
Walt Disney Company             COM          254687106       37995   1490584   SH          Sole             1256584          234000
Wells Fargo Company             COM          949746101         303      5303   SH          Sole                5303
Wyeth                           COM          983024100       40503   1120093   SH          Sole              930093          190000
Alt Health Care Systems                      021452107           0     15000   SH          Sole               15000
E-Kong Group Ltd.                            G2952Q109           0     12500   SH          Sole               12500
FEOCII Subscription Agreement                  8324009         100    100000   SH          Sole              100000
Gulf International Minerals (C               402290100           4     50000   SH          Sole               50000
International Meta Systems                   45986b108           0     25830   SH          Sole               25830
Prism Support Hldgs LLC                        3030551           0    250000   SH          Sole              250000
OceanBoy Farms Inc.                                              0    124995   SH          Sole              124995
REPORT SUMMARY                           76 DATA RECORDS   1256095  46072067                               38533736         7538331